Summary Prospectus – April 30, 2018, as amended January 9, 2019
JNL/S&P Competitive Advantage Fund
Class A
Class I
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus dated April 30, 2018, as supplemented August 13, 2018, and SAI dated August 13, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

 Investment Objective.  The investment objective of the Fund is capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/S&P Competitive Advantage Fund Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

JNL/S&P Competitive Advantage Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	37%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Standard & Poor's Investment Advisory Services LLC ("SPIAS") excludes stocks it views as lower quality using the S&P Capital IQ® Quality Ranks.  SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.
The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. As of March 2017, the Fund has fully transitioned to the three sub-portfolio strategy. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  SPIAS and Mellon Investments Corporation (collectively, "Sub-Advisers") generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.
S&P Capital IQ® Quality Ranks
Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks.  This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks.  The range of scores in the array of this sample has been aligned with the following ladder of rankings:
A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and other U.S. "Federal Securities Laws" may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.
The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.
The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.
The Fund is a "non-diversified" fund, as defined in the 1940 Act and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

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Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

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Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject the Fund to counterparty risk.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

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Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

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Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser's skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.

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Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

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Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

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Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the investment manager.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities.  The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These regulatory investment limits may increase the Fund's expenses and may limit the Fund's performance.

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Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager's choice of securities within such sector.

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Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

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Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/2008): -21.40%
Annual Total Returns as of December 31
Class I
Best Quarter (ended 9/30/2009): 16.89%; Worst Quarter (ended 12/31/2008): -21.70%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	10 year
JNL/S&P Competitive Advantage Fund (Class A)	19.67%	15.02%	11.52%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

Average Annual Total Returns as of 12/31/2017
	1 year	5 year	10 year
JNL/S&P Competitive Advantage Fund (Class I)	19.92%	15.26%	11.71%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Advisers:
Standard & Poor's Investment Advisory Services LLC ("SPIAS")
 Mellon Investments Corporation ("Mellon")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs	2011	Portfolio Manager, Equities, SPIAS
William Charles Bassignani	2011	Chief Investment Officer, SPIAS
Karen Q. Wong, CFA	2007	Managing Director, Mellon
Richard A. Brown, CFA	2007	Managing Director, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Mellon

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.